13. Subsequent Events (Details Narrative) (USD $)	1 Months Ended		15 Months Ended
	Jun. 30, 2014	May 31, 2014	Mar. 31, 2014	Jun. 25, 2014	May 08, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Convertible Notes Issued				$ 870,100	$ 1,400,000	$ 2,194,133
Convertible Notes Payable, Interest Rate				1200.00%	1200.00%
Convertible Note Payable, Conversion Price				$ 0.25	$ 0.25
Warrants Issued	1,750,100	3,640,000	3,672,134
Warrant Exercise Price				$ 0.375	$ 0.375	$ 0.375